Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Major Classifications of Premises and Equipment, Stated at Cost
Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011

Land	$983,276	$983,276
Buildings and improvements	7,756,293	7,573,247
Equipment	5,094,283	4,819,591
	13,833,852	13,376,114
Less accumulated depreciation	(8,179,076)	(7,843,394)

Net premises and equipment	$5,654,776	$5,532,720